Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 43,181	$ 29,818
Other comprehensive loss:
Unrealized loss on interest rate swaps	(820)
Other comprehensive loss, before income taxes	(820)
Income tax benefit related to items of other comprehensive loss	303
Other comprehensive loss, net of income taxes	(517)
Comprehensive income	$ 42,664	$ 29,818